Equity - Narrative (Details)		1 Months Ended	12 Months Ended
	Feb. 23, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) tranche $ / shares shares	Dec. 31, 2022 USD ($) shares plan $ / shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Total purchase consideration | $			$ 1,782,000
Number of shares issued (in shares)			112,451
Deferred finance cost | $			$ 20,000
Number of tranches | tranche		3
Shares issued (in shares)			298,394,203	297,700,295
Compensation expense | $			$ 9,408,000	$ 9,669,000
Options exercised (in shares)			304,635	549,281
Proceeds from exercise of options | $			$ 916,000	$ 2,415,000
Options granted (in shares)			1,263,685	540,116
Weighted average fair value, share options granted (usd per share) | $			$ 4.92	$ 10.76
Options outstanding (in shares)			4,807,620	4,041,567		4,149,639
Shares to be issued (in shares)			18,844,127	19,540,514
Share-based compensation | $			$ 9,408,000	$ 9,669,000
Ballard Motive Solutions
Disclosure of classes of share capital [line items]
Total purchase consideration | $		$ 39,917,000
Number of shares issued (in shares)		337,353
Price per share (usd per share) | $ / shares		$ 18.30
Net proceeds | $		$ 4,851,000
Bought Deal Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	14,870,000		14,870,000
Price per share (usd per share) | $ / shares	$ 37.00		$ 37.00
Net proceeds | $	$ 527,291,000		$ 527,291,000
Gross proceeds from offering | $	$ 550,190,000		$ 550,190,000
Prospectus
Disclosure of classes of share capital [line items]
Sale of stock authorized amount | $					$ 1,500,000,000
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)			304,635	549,281
Proceeds from exercise of options | $			$ 916,000	$ 2,415,000
Stock Option
Disclosure of classes of share capital [line items]
Award term (years)			7 years
Award vesting percentage			33.33%
Compensation expense | $			$ 6,101,000	6,093,000
Award vesting period (years)			3 years
DSUs
Disclosure of classes of share capital [line items]
Compensation expense | $			$ 529,000	$ 672,000
Number of common shares each unit is redeemable for (in shares)			1
Number of shares granted (in shares)			80,319	35,953
Exercised (in shares)			126,862	99,761
Common shares issued (in shares)			58,990	46,388
Share-based compensation | $			$ 753,000	$ 1,290,000
Outstanding (in shares)			709,680	756,223		820,031
Granted (in shares)			80,319	35,953
RSUs
Disclosure of classes of share capital [line items]
Compensation expense | $			$ 2,778,000	$ 2,904,000
Options exercised (in shares)			217,832	156,449
Number of common shares each unit is redeemable for (in shares)			1
Exercised (in shares)			460,681	325,863
Share-based compensation | $			$ 2,466,000	$ 4,357,000
Outstanding (in shares)			1,002,080	966,220		1,129,946
Number of plans | plan			2
Granted (in shares)			567,693	195,838